ORGANIZATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Alliance Bernstein [Member]
Organization Basis Of Presentation [Line Items]
Purchase/issuance/sale of AllianceBernstein Units to noncontrolling interest		$ 60	$ 54
Economic Interest In Subsidiary	50.00%
Purchase of interest in subsidiary	50.00%
Increase in Equity	6
Purchase price of this acquisition	21
Noncontrolling Interest, Period Increase (Decrease)	$ (27)	$ (60)	$ (54)
AXA Equitable [Member]
Organization Basis Of Presentation [Line Items]
Economic Interest In Subsidiary		39.50%	37.30%
Parent Company [Member]
Organization Basis Of Presentation [Line Items]
Economic Interest In Subsidiary		65.50%	64.60%